Intangible Assets - Summary of Intangible Assets (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jul. 17, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Beginning balance		$ 3,516
Amortization expense		(287)	$ (1,963)	$ (1,090)
Impairments		0
Ending balance		3,240	3,516
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance		151,480	172,153
Additions		6	113
Disposals		(31)	(1,394)
Sold - discontinued operations (note 6)			(19,372)
Effect of foreign exchange differences		46	(20)
Ending balance		151,501	151,480	172,153
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance		(147,964)	(156,661)
Amortization expense		287	1,963
Disposals		31	1,383
Impairments			1,730
Sold - discontinued operations (note 6)			11,003
Effect of foreign exchange differences		41	(4)
Ending balance		(148,261)	(147,964)	(156,661)
Licenses and Other Rights
Disclosure Of Intangible Assets [Line Items]
Beginning balance		3,442
Additions	$ 3,796
Ending balance		3,197	3,442
Licenses and Other Rights | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance		145,759	162,064
Disposals			(1,300)
Sold - discontinued operations (note 6)			(15,006)
Effect of foreign exchange differences			1
Ending balance		145,759	145,759	162,064
Licenses and Other Rights | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance		(142,317)	(150,592)
Amortization expense		245	316
Disposals			1,298
Impairments			1,389
Sold - discontinued operations (note 6)			8,698
Effect of foreign exchange differences			16
Ending balance		(142,562)	(142,317)	(150,592)
Patents
Disclosure Of Intangible Assets [Line Items]
Beginning balance		74
Ending balance		38	74
Patents | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance		5,431	6,783
Additions			114
Disposals			(61)
Sold - discontinued operations (note 6)			(1,403)
Effect of foreign exchange differences		46	(2)
Ending balance		5,477	5,431	6,783
Patents | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance		(5,357)	(4,365)
Amortization expense		41	1,248
Disposals			51
Impairments			341
Sold - discontinued operations (note 6)			533
Effect of foreign exchange differences		41	(13)
Ending balance		(5,439)	(5,357)	(4,365)
Software
Disclosure Of Intangible Assets [Line Items]
Impairments				(15)
Ending balance		5
Software | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance		290	3,306
Additions		6	1
Disposals		(31)	(33)
Sold - discontinued operations (note 6)			(2,963)
Effect of foreign exchange differences			(19)
Ending balance		265	290	3,306
Software | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance		(290)	(1,704)
Amortization expense		1	399
Disposals		31	34
Sold - discontinued operations (note 6)			1,772
Effect of foreign exchange differences			(7)
Ending balance		$ (260)	$ (290)	$ (1,704)